RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Recoverable Taxes [Abstract]
Disclosure of tax receivables and payables

	12/31/2025	12/31/2024
IRPJ/CSLL – prepayments and withheld taxes	706,048	227,464
PIS/COFINS – on acquisitions of property, plant and equipment (1)	128,631	187,126
PIS/COFINS – operations	567,872	789,667
PIS/COFINS – exclusions from ICMS (2)	324,819	405,407
ICMS – on acquisitions of property, plant and equipment (3)	472,382	471,825
ICMS – operations (4)	1,889,151	1,654,162
Reintegra program (5)	58,790	70,610
Other taxes and contributions	119,406	64,444
Provision for loss on ICMS credits (6)	(1,775,113)	(1,581,961)
	2,491,986	2,288,744

Current	1,546,287	1,109,619
Non-current	945,699	1,179,125
(1)Social Integration Program (“PIS”) and Social Security Funding Contribution (“COFINS”): Credits whose realization is based on the years of depreciation of the corresponding asset.
(2)The Company and its subsidiaries filed lawsuits over the years seeking the exclusion of ICMS from the PIS and COFINS contribution tax basis, in relation to certain transactions during various periods from March 1992.
(3)Tax on Sales and Services (“ICMS”): Credits from the acquisition of property, plant and equipment are recovered on a straight-line basis over a four-year period, from the acquisition date, in accordance with the relevant regulation, the ICMS Control on Property, Plant and Equipment (“CIAP”).
(4)ICMS credits accrued due to the volume of exports and credit generated from product import transactions: Credits are concentrated in the States of Espírito Santo, Maranhão, Mato Grosso do Sul e São Paulo, where the Company realizes the credits through the sale of credits to third parties, after approval from the State Ministry of Finance of each State. Credits are also being realized through the consumption of paper and consumer goods (tissue) transactions in the domestic market.
(5)Special Regime of Tax Refunds for Export Companies ("Reintegra"): Reintegra is a program that aims to refund the residual costs of taxes paid throughout the export chain to taxpayers, to make them more competitive in foreign markets.
(6)Related to provisions for ICMS credit balances that are not probable to be recovered.

Disclosure of allowance for credit losses

		ICMS
	12/31/2025	12/31/2024
Opening balance	(1,581,961)	(1,452,435)
Addition	(374,166)	(316,741)
Reversal (1)	181,014	186,014
Write-off		1,201
Closing balance	(1,775,113)	(1,581,961)
(1)Refers mainly to the reversal of the provision for loss resulting from the recovery of ICMS credits from the State of Espírito Santo through sale to third parties.